GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 239,840	$ 214,970	$ 166,135
Employee retention credits		2,966
Reduction in cost of revenue		1,679
Reduction in operation expenses		1,287
Amount receivable from CARES act	$ 952	$ 952
Revenues [Member] | Customer Concentration Risk [Member] | Two Major Customer [Member]
Percentage of revenue	34.00%